INCOME TAXES - Deferred Tax in Shareholders' Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax in Shareholders' Equity
Actuarial (loss) gain on employment retirement benefit plans	$ (23)	$ 39
Total income tax (recovery) expense reported in equity	$ (23)	$ 39